CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2016
CERTAIN RISKS AND CONCENTRATION
CERTAIN RISKS AND CONCENTRATION

18.CERTAIN RISKS AND CONCENTRATION

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short-term investments and receivables. As of December 31, 2015 and 2016, the Group’s cash, restricted cash and short-term investments were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2016, the Company had approximately RMB4,731,819 (US$681,524) in cash and certificates of deposit, which constitute about 78% of total cash, restricted cash and short-term investments, held at reputable financial institutions in the PRC. The Company believes that it is not exposed to unusual risks as these PRC financial institutions have high credit quality. However, in the event of bankruptcy of a financial institution in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2014, 2015 and 2016. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2015 and 2016.

Currency Risk

The Group’s sales and purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash and convertible senior notes denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

PRC Regulatory Risk

The Group is subject to regulatory risks, which include the interpretation of current laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC.

The Group conducts some of its operations in the PRC through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws, rules or regulations, the Group may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Group’s business and operating licenses, being required to restructure the Group’s operations or discontinue the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such case, the Group may lose its rights to direct the activities of and receive economic benefits from its VIEs, which may result in deconsolidation of the VIEs.

In addition, any change in interpretation of current laws or any future laws affecting the determination of whether a VIE is a domestic or foreign-invested company may materially impact the viability of the Group’s current corporate structure, corporate governance and business operations in many aspects. For example, the draft Foreign Investment Law published by the PRC Ministry of Commerce (“MOFCOM”) on January 19, 2015, if enacted as proposed, may cause the VIEs to be deemed as entities with foreign investment, and as a result, the Group’s VIEs and subsidiaries in which these VIEs have direct or indirect equity ownership could be subject to the current restrictions on foreign investment in an industry within the catalogue of special management measures (“the negative list”) to be issued by the PRC State Council. If the enacted version of the Foreign Investment Law and the final negative list mandate further actions, such as MOFCOM market entry clearance or certain restructuring of the corporate structure and operations to be completed by companies with existing VIE structure like the Group’s, the Group will face substantial uncertainties as to whether these actions can be timely completed, or at all. As a result, the Group’s business, operating results and financial condition may be adversely affected.